PIMCO Variable Insurance Trust

Supplement dated November 8, 2019 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2019, each as supplemented from time to time, and to the Statement of Additional Information dated April 30, 2019, as supplemented from time to time

Disclosure Related to the PIMCO All Asset All Authority Portfolio

At a meeting held on November 4-5, 2019, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO All Asset All Authority Portfolio (the “Target Portfolio”) with and into the PIMCO All Asset Portfolio (the “Acquiring Portfolio”). Holders of Administrative Class, Advisor Class, and Institutional Class shares of the Target Portfolio will receive Administrative Class, Advisor Class, and Institutional Class shares, respectively, of the Acquiring Portfolio (the “Reorganization”). The Reorganization does not require contractowner approval, and contractowners will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about June 1, 2020.

On or about April 3, 2020, contractowners of record of the Target Portfolio as of March 20, 2020 will be sent an information statement/prospectus containing further information regarding the Reorganization and the Acquiring Portfolio. Pacific Investment Management Company LLC will bear the costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Portfolio or Target Portfolio, which would be borne by the Acquiring Portfolio or Target Portfolio, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganization; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the information statement/prospectus.

Investors Should Retain This Supplement For Future Reference

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PIMCO Variable Insurance Trust

Supplement dated November 8, 2019 to the PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All Authority Portfolio Institutional Class Prospectus, and PIMCO All Asset All Authority Portfolio Advisor Class Prospectus, each dated April 30, 2019, each as supplemented from time to time

Disclosure Related to the PIMCO All Asset All Authority Portfolio

At a meeting held on November 4-5, 2019, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO All Asset All Authority Portfolio (the “Target Portfolio”) with and into the PIMCO All Asset Portfolio (the “Acquiring Portfolio”). Holders of Administrative Class, Advisor Class, and Institutional Class shares of the Target Portfolio will receive Administrative Class, Advisor Class, and Institutional Class shares, respectively, of the Acquiring Portfolio (the “Reorganization”). The Reorganization does not require contractowner approval, and contractowners will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about June 1, 2020.

On or about April 3, 2020, contractowners of record of the Target Portfolio as of March 20, 2020 will be sent an information statement/prospectus containing further information regarding the Reorganization and the Acquiring Portfolio. Pacific Investment Management Company LLC will bear the costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Portfolio or Target Portfolio, which would be borne by the Acquiring Portfolio or Target Portfolio, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganization; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the information statement/prospectus.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_110819

PIMCO Variable Insurance Trust

Supplement dated November 8, 2019 to the Advisor Class and Class M Prospectus, dated April 30, 2019, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional Information, dated April 30, 2019, as supplemented from time to time (the “SAI”)

Disclosure Related to Class M Shares of the

PIMCO All Asset All Authority Portfolio (the “Portfolio”)

The Board of Trustees of PIMCO Variable Insurance Trust (the “Trust”) has approved the termination of Class M Shares of the Portfolio (the “Termination”), which have not commenced operations. The Termination is effective immediately. Therefore, effective immediately, all references to Class M Shares of the Portfolio in the Prospectus and the SAI are deleted in their entirety. If you have any questions regarding the Termination, please contact the Trust at 1-800-927-4648.

Investors Should Retain This Supplement For Future Reference

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PIMCO Variable Insurance Trust

Supplement Dated November 8, 2019 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2019, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective April 30, 2020, the first two sentences of the first paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses are deleted in their entirety and replaced by the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_110819

PIMCO Variable Insurance Trust

Supplement Dated November 8, 2019 to the PIMCO High Yield Portfolio Administrative Class Prospectus, PIMCO High Yield Portfolio Institutional Class Prospectus, and PIMCO High Yield Portfolio Advisor Class Prospectus, each dated April 30, 2019, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective April 30, 2020, the first two sentences of the first paragraph of the “Principal Investment Strategies” section of the Portfolio’s Fund Summary in the Prospectuses are deleted in their entirety and replaced by the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities rated below investment grade by each of Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index.

Investors Should Retain This Supplement For Future Reference

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PIMCO Variable Insurance Trust

Supplement Dated November 8, 2019 to the Statement of Additional Information,

dated April 30, 2019, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO High Yield Portfolio

Effective April 30, 2020, the paragraph immediately preceding the “Non-Fundamental Investment Restrictions – Currency Hedging” section of the SAI is deleted in its entirety and replaced by the following:

In addition, for purposes of a Portfolio’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Portfolio will count certain derivative instruments, such as interest rate swaps, credit default swaps in which the Portfolio is buying protection, options on swaps, and Eurodollar futures, at market value in aggregating the Portfolio’s relevant investments providing exposure to the type of investments, industries, countries or geographic regions suggested by the Portfolio’s name because the exposure provided by these instruments is not equal to the full notional value of the derivative. With regard to other derivatives, such as futures, forwards, total return swaps, and credit default swaps in which the Portfolio is selling protection, the Portfolio will count the full notional value of the derivative in aggregating the Portfolio’s relevant investments providing exposure to the type of investments, industries, countries or geographic regions suggested by the Portfolio’s name because the Portfolio’s exposure to the underlying asset is equal to the notional value. Further, for purposes of the investment policy adopted pursuant to Rule 35d-1 under the 1940 Act for Non-fundamental Investment Policy 1 above, the PIMCO High Yield Portfolio will include securities comprising its benchmark index as “high yield investments” even if the highest rating of the security is an investment grade rating. For purposes of other investment policies and restrictions, the Portfolios may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). For example, a Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolios for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

In addition, effective April 30, 2020, the sixth to last paragraph immediately preceding the “Management of the Trust” section of the SAI is deleted in its entirety and replaced by the following:

Unless otherwise indicated, all limitations applicable to Portfolio investments (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses) apply only at the time of investment. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment. Other than with respect to securities comprising the benchmark index for the PIMCO High Yield Portfolio, in the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.

Investors Should Retain This Supplement For Future Reference

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